Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000016333 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%	5.63%		5.47%
C000016335 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	5.87%		5.70%
C000016334 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.57%	4.13%		4.60%
C000016338 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%	4.58%		4.43%
C000016332 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%	5.13%		4.96%
C000189656 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	5.83%	6.13%
C000131621 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%	6.00%		5.86%
C000016325 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%	7.83%		7.09%
C000016327 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%	8.08%		7.32%
C000016326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.65%	6.32%		6.20%
C000016330 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%	6.81%		6.04%
C000016331 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	7.32%		6.55%
C000189655 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.57%	8.10%	7.99%
C000131620 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.61%	8.23%		7.46%
C000016319 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%	9.87%		8.48%
C000016321 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%	10.08%		8.69%
C000016320 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	8.29%		7.56%
C000016324 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	8.77%		7.40%
C000016318 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%	9.32%		7.93%
C000189654 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	10.08%	9.58%
C000131619 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%	10.24%		8.86%
Without Sales Load [Member] | C000016334 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.77%	5.37%		5.22%
Without Sales Load [Member] | C000016326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%	7.59%		6.83%
Without Sales Load [Member] | C000016320 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.95%	9.58%		8.20%
MSCI ACWI IMI [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.07%	12.55%		9.77%
Bloomberg U.S. Aggregate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	(1.07%)		1.66%
MSCI ACWI IMI (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.07%	12.55%	10.74%
Bloomberg U.S. Aggregate (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	(1.07%)	1.56%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%	15.19%		13.02%
Russell 3000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%	15.19%	13.90%